EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2023
Exploration And Evaluation Assets
SUMMARY OF EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total

Balance, December 31, 2022	31,146,672	677,310	31,823,982
Site operations & administration	252,724	17,775	270,499
Care & Maintenance	613,132	-	613,132
Geology	658,622	24,217	682,839
Drilling	1,869,629	-	1,869,629
Geophysics	455,742	10,924	466,666
Engineering	878,139	-	878,139
Environmental, Social and Governance	13,314	-	13,314
Metallurgy & MP	-	148,229	148,229
Technical studies	6,215	150	6,365
Health and safety	96,099	-	96,099
Impact of foreign currency translation	(525,064)	(11,418)	(536,482)
Total, March 31, 2023	35,465,224	867,187	36,332,411